UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (138.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.1%)

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$801,563

			801,563
Arizona (2.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,025,000	3,121,921

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	395,000	395,498

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,517,415

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,235,350

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,744,327

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,058,340

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	836,888
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,424,077

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	538,430

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	502,680

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,116,800

			15,491,726
California (23.9%)

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,097,685

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	2,500,000	2,687,450

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, FGIC, zero %, 8/1/23	AA-	1,000,000	659,090

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	2,052,180
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,646,715
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	853,749

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,504,350

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Baa2	5,000,000	4,463,700
Ser. K, 4 5/8s, 8/1/26	Baa2	5,000,000	4,747,650

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,800,000	1,777,787

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,694,040
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,629,475

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-2	850,000	886,006

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	1,000,000	1,004,540

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	14,687,880
5 1/2s, 3/1/40	A1	7,450,000	8,367,690
5s, 10/1/29	A1	4,000,000	4,476,960

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,198,420
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,813,071
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,575,000	1,655,845

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	5,250,000	5,186,685

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,133,160
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,548,466

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BBB-/P	775,000	724,346

Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	4,049,360

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa3	1,915,000	2,073,542

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,532,262

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, zero %, 1/1/28 (Escrowed to maturity)	Aaa	13,000,000	8,471,060

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/12)	Aaa	685,000	729,046
Ser. A-1, 5s, 6/1/33	B3	1,050,000	784,371
Ser. S-B, zero %, 6/1/47	CCC+	6,000,000	257,820

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	3,500,000	3,858,645

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	3,660,660

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	7,268,760

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	901,899

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,301,817

Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/27	Aa2	2,000,000	979,600

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A2	1,350,000	1,417,028

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/20	BB+/P	1,195,000	1,205,875
5s, 9/1/29	BB+/P	1,180,000	1,135,867
5s, 9/1/18	BB+/P	1,030,000	1,043,863

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	Baa2	4,420,000	4,781,246

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	3,911,963

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	1,137,450
zero %, 7/1/38	Aa2	5,000,000	1,272,200

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	791,180

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	580,000	580,754

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	A+	1,585,000	1,848,110

Turlock, Dist. Ser. A, 5s, 1/1/40	A+	3,000,000	3,166,230

			132,657,548
Colorado (1.4%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	328,439
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	867,162

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A+	1,940,000	1,952,125

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,250,000	1,302,525

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,285,904

			7,736,155
Delaware (0.5%)

DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,100,000	1,175,658

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	9,925,000	1,754,442

			2,930,100
District of Columbia (1.9%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	3,000,000	3,336,600

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,115,680

DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, NATL, 5s, 10/1/28	Aa3	3,000,000	3,111,240

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,132,100
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	844,673

			10,540,293
Florida (5.1%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,488,460

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,500,575

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,000,000	1,185,780

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,831,410

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,200,000	4,271,736

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	340,632

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,729,525

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,606,545

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Baa3	1,000,000	1,011,550
5 3/8s, 11/15/28	BBB-/F	1,000,000	1,000,300

Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,246,750

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	1,047,060

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,029,380

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1, 5 1/8s, 11/1/12 (In default)(NON)	D/P	2,025,000	668,250

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,580,955

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39 (In default)(NON)	D/P	1,460,000	633,801
5.4s, 5/1/37	CCC/P	460,000	386,138

			28,558,847
Georgia (3.0%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	500,000	627,225
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,352,513

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,262,975

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	8,011,050

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,432,942

			16,686,705
Hawaii (—%)

HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s, 7/1/30	Aaa	80,000	80,018

			80,018
Illinois (7.3%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A1	4,000,000	4,549,160

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	Aa2	1,600,000	1,001,760

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,500,000	2,807,275
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,737,847
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,662,035
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	3,107,190
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	Aa3	3,775,000	4,265,599

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	Aa3	1,075,000	776,752

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,248,031
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	119,590
zero %, 12/1/20	AA+	1,495,000	1,088,225
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	131,975

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	22,500,000	9,539,775

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,795,099

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,639,742

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	A2	1,870,000	976,252
zero %, 4/1/21	A2	1,880,000	1,243,864

			40,690,171
Indiana (3.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	Aa3	180,000	199,766

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB	500,000	515,130
(BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,055,010
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	4,251,120

IN State Fin. Auth. VRDN
Ser. A-3, 0.08s, 2/1/37	VMIG1	4,300,000	4,300,000
Ser. A-2, 0.05s, 2/1/37	VMIG1	1,750,000	1,750,000

IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.05s, 2/1/37	VMIG1	2,000,000	2,000,000

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,555,455
NATL, 5.6s, 11/1/16	Baa2	1,550,000	1,745,161

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	Aa3	1,000,000	1,167,560

			18,539,202
Kentucky (0.1%)

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	290,000	306,159

			306,159
Maine (0.3%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,789,008

			1,789,008
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	650,000	798,012

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	532,555

			1,330,567
Massachusetts (7.6%)

MA State VRDN (Construction Loan), Ser. A, 0.04s, 3/1/26	VMIG1	800,000	800,000

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	2,500,000	2,680,300

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	661,842
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	834,753
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	786,435
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	34,115
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,170,200
(Emerson College), Ser. A, 5s, 1/1/40	BBB+	4,000,000	4,139,800
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	2,801

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,014,050

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 5/1/42	A-	1,500,000	1,735,005

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	1,485,000	1,617,432
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,513,845
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,313,663
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	536,002	12,328
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	3,790,000	3,833,585
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	1,175,000	1,247,627
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,613,070
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	571,346
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	700,000	784,287
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,510,455

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,577,010

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	Aaa	1,130,000	1,258,673

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,090,766

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,805,525
5s, 7/1/41	A1	2,600,000	2,804,256

			42,413,169
Michigan (5.0%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	1,435,000	1,260,389
Ser. A, FGIC, 5s, 7/1/30	A1	4,505,000	4,507,973
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,194,154

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2	1,000,000	1,207,970

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,425,000	1,645,619

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	1,000,000	1,067,930

MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo College), 5 1/2s, 12/1/18 (Prerefunded 12/1/12)	A1	500,000	521,775

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,799,000
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	2,000,000	2,177,540
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	4,618,170
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,402,043

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	P-3	100,000	110,808

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,113,436

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	459,632

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	768,383

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,198,640

			28,053,462
Minnesota (1.0%)

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,012,721

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	3,594,920

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,150,000	1,169,677

			5,777,318
Mississippi (1.8%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,355,570

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	3,011,460
5 7/8s, 4/1/22	BBB	2,330,000	2,339,227

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,241,180

			9,947,437
Missouri (0.9%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The))
Ser. A, 0.08s, 9/1/30	VMIG1	2,500,000	2,500,000
Ser. B, 0.08s, 9/1/30	VMIG1	2,650,000	2,650,000

			5,150,000
Montana (0.1%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.07s, 12/1/25	VMIG1	700,000	700,000

			700,000
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	Ba3	3,000,000	3,104,070

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	982,202

			4,086,272
Nevada (8.4%)

Clark Cnty., FRB, Ser. R-11507, 9.565s, 6/1/16(T)	AA+	32,285,000	34,863,856

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	5,105,000	5,379,751

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	2,070,000	1,561,670

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	BBB+	3,000,000	3,024,150

Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aa2	1,000,000	1,064,710

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	600,000	559,566

			46,453,703
New Jersey (6.7%)

NJ Econ. Dev. Auth. Rev. Bonds
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,000,000	932,520
(Cigarette Tax), 5 3/4s, 6/15/29	BBB	5,000,000	5,276,450
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,800,000	2,825,984

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,900,000	4,213,287
Ser. B, 5.6s, 11/1/34	A2	500,000	542,875

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,856,453
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,500,000	2,575,400
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	4,802,300

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,608,570
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa1	1,000,000	1,028,370
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	500,000	526,395

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A1	13,000,000	5,421,260

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	3,000,000	2,237,490

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,527,677

			37,375,031
New York (8.9%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	328,179

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	A2	2,000,000	2,160,500

NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,402,226
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s, 10/1/36	Ba3	2,000,000	1,657,440

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,947,792

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25 (In default)(NON)	D/P	3,000,000	2,721,870

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	700,000	571,956

NY City, Muni. Wtr. & Swr. Fin. Auth. FRB, 9.567s, 6/15/19(T)	AA+	10,000,000	11,675,318

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,222,560

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,381,305

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,124,480

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,378,384

NY State Dorm. Auth. Revs. Derivatives 144A IFB (Rols RR II), Ser. R-11984, 9.567s, 3/15/19	AAA	5,000,000	5,836,812

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,076,260

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	BBB	6,000,000	6,010,980

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-	670,000	676,097

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	1,385,000	1,483,640

			49,655,799
North Carolina (1.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,250,170

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	843,495
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,029,580

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	889,152

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,317,160

			7,329,557
North Dakota (0.6%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1	3,525,000	3,544,811

			3,544,811
Ohio (7.0%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds
(Prairie ST Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,072,500
(Prairie ST Energy Campus), Ser. A, 5 1/4s, 2/15/33	Aa3	5,000,000	5,477,800

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	11,600,000	8,661,488
5 1/8s, 6/1/24	B3	2,050,000	1,623,211

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,503,950

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	435,925

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	3,100,000	3,244,553

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,219,920

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44	A1	5,000,000	5,288,050
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,242,970

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,008,102

			38,778,469
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,215,000	2,411,227

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB/P	1,040,000	1,067,092

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,409,550

			4,887,869
Pennsylvania (4.4%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+	1,500,000	1,212,195

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,000,000	1,090,650

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,082,949
5.3s, 1/1/14	BB/P	710,000	726,153

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,387,571

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	1,200,000	1,279,812

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	755,943

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,052,800

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,109,950

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,287,250

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	762,885
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,194,280
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,277,113
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	898,752

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/39	AA	5,000,000	1,195,350

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	3,047,935

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)	D/P	1,462,206	146

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	1,225,000	1,286,373

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	573,183

			24,221,290
Puerto Rico (6.5%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	5,000,000	5,810,150
Ser. B, 6s, 7/1/39	Baa1	5,000,000	5,517,650
Ser. C, 6s, 7/1/39	Baa1	2,500,000	2,758,825

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	4,125,000	4,480,451

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	3,173,220

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	A3	875,000	918,531

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/26	Baa1	1,000,000	1,134,790

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,750,000	1,937,058

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A1	27,000,000	10,561,590

			36,292,265
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1	200,000	200,008

			200,008
South Carolina (0.9%)

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded 8/15/12)	AA+	2,000,000	2,067,120

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	2,445,000	2,645,343
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	305,000	329,992

			5,042,455
South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	2,450,000	2,518,698

			2,518,698
Tennessee (1.0%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)	Baa1	2,000,000	2,106,680
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,681,909

			5,788,589
Texas (14.9%)

Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears Methodist Retirement), 6s, 11/15/29	B+/P	814,000	663,467

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,462,453

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	429,700

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca	500,000	105,275
5s, 3/1/41	Ca	500,000	75,025

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/18) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,056,882

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,303,160

Dallas, Area Rapid Transit FRB, 9.567s, 6/1/16(T)	AA+	30,000,000	33,603,433

Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	1,001,970

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,700,325

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	1,750,000	1,780,537

Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,553,695

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,479,540

North TX, Thruway Auth. Rev. Bonds
Ser. D, AGO, zero %, 1/1/28	Aa3	7,800,000	3,824,340
Ser. A, 6s, 1/1/25	A2	1,300,000	1,536,795
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,133,740
Ser. B, zero %, 9/1/43	AA	2,000,000	297,400

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %,(6 1/2s, 1/1/15) 1/1/43(STP)	A2	4,000,000	4,020,320

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,389,950

San Antonio Wtr. Rev. Bonds, Ser. A, AGM, 5s, 5/15/32 (Prerefunded 5/15/12)	Aa1	2,000,000	2,027,460

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,106,445

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-	3,000,000	3,227,640

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	8,049,920

			82,829,472
Utah (0.7%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.06s, 5/15/37	VMIG1	2,125,000	2,125,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,800,000	1,805,670

			3,930,670
Virginia (0.6%)

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	735,000	739,013

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,459,247

			3,198,260
Washington (2.5%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	900,000	936,954
6 1/2s, 6/1/26	A3	4,775,000	4,989,445

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	6,005,750

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	2,000,000	2,057,580

			13,989,729
West Virginia (1.2%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,498,507

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	BBB-	2,025,000	2,024,798

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	935,000	946,865

			6,470,170
Wisconsin (3.5%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	7,000,000	7,155,890
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	7,600,000	7,753,672

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	3,106,375

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,716,555

			19,732,492
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,235,820

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,045,304
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,122,380

			4,403,504
TOTAL INVESTMENTS

Total investments (cost $714,861,692)(b)			$770,908,561

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $555,974,354.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $714,889,948, resulting in gross unrealized appreciation and depreciation of $63,935,752 and $7,917,139, respectively, or net unrealized appreciation of $56,018,613.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	26.0%
	Utilities	23.9
	Transportation	15.4
	State Government	12.7
	Local Government	11.8
	Education	10.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $91,985,169 were held by the TOB trust and served as collateral for $41,273,535 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $37,703 for these investments based on an average interest rate of 0.10%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$770,908,561	$—

Totals by level	$—	$770,908,561	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012